30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 3) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation Liabilities [Roll Forward]
Debt repricing costs		$ 10,190	$ 42,867		$ 58,141
Indebtedness [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		3,543,377	3,851,638	[1]	4,063,221
Debt repricing costs		(10,190)	(42,867)		(58,141)
Cash outflows		(94,951)	(31,620)		(4,008,356)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment		22,497	14,988		12,971
Loss on voluntary payment (Note 24)		2,828
Gain on repricing (Note 24)		(6,901)
Cumulative effect adjustment (Note 3)		(36,072)
Other					(150)
Impact of foreign exchange		303,640	(253,221)		(113,297)
Cash inflows					3,935,576
Accrued debt issue costs					(4,459)
Write off of debt issue costs, interest rate floors, prepayment option and premiums					41,183
Non-cash additions	[2]				(16,910)
Ending balance		3,724,228	3,543,377		3,851,638	[1]
Satellite Performance Incentive Payments [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		62,961	75,985	[1]	87,026
Debt repricing costs
Cash outflows		(9,037)	(8,436)		(8,934)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment
Loss on voluntary payment (Note 24)
Gain on repricing (Note 24)
Cumulative effect adjustment (Note 3)
Other		191	18		573
Impact of foreign exchange		4,798	(4,606)		(2,680)
Cash inflows
Accrued debt issue costs
Write off of debt issue costs, interest rate floors, prepayment option and premiums
Non-cash additions	[2]
Ending balance		58,913	62,961		75,985	[1]
Capital Lease [Member]
Reconciliation Liabilities [Roll Forward]
Beginning balance		369	422	[1]
Debt repricing costs
Cash outflows		(29)	(30)		(30)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment
Loss on voluntary payment (Note 24)
Gain on repricing (Note 24)
Cumulative effect adjustment (Note 3)
Other			2		(2)
Impact of foreign exchange		29	(25)		(20)
Cash inflows
Accrued debt issue costs
Write off of debt issue costs, interest rate floors, prepayment option and premiums
Non-cash additions	[2]				474
Ending balance		$ 369	$ 369		$ 422	[1]

[1]	Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017.
[2]	Non-cash additions for the indebtedness includes $(25,581) relating to the interest rate floors on the Senior Secured Credit Facilities and $8,671 relating to the prepayment option on the Senior Notes.